Summary of Significant Accounting Policies (Details)				6 Months Ended			12 Months Ended
	Sep. 15, 2025 USD ($)	Jan. 27, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 TWD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Jan. 25, 2025 $ / shares	Jan. 24, 2025 $ / shares
Summary of Significant Accounting Policies [Line Items]
Loss from operation (in Dollars)				$ 11,400,000			$ (26,800,000)
Accumulated loss (in Dollars)				(35,574,827)			(24,217,621)		$ 2,618,805	$ (4,572,071)		$ (3,112,845)
Gross proceeds (in Dollars)		$ 9,200,000	$ 9,200,000				71,462,841	$ 9,185,573
Issuance of common stock (in Shares) | shares		2,300,000
Offering price per share (in Dollars per share) | $ / shares		$ 4	$ 4											$ 4	$ 4
Cash and cash equivalents				5,400,000			23,878,899		4,368,915	694,817		3,069,307
Reserve for credit losses				330,037			330,037		151,287	42,416		42,421
Impaired prepayments							10,593,902	1,361,702
Other income				(36,468)	$ (4,687)	$ (122,803)	$ 53,200	$ 6,838	$ (100,288)
Realized examination percentage							50.00%	50.00%
Eligible deposits fails (in Dollars)				800,000
Insurance (in New Dollars)											$ 3,000,000		$ 3
Repayable of other borrowings (in Dollars)				10,800,000
Cash (in Dollars)				800,000
Impairment on the prepayment				$ 2,574,641						330,892
Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of 30 September 30, 2025 and March 31, 2025, there were no dilutive shares.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of 30 September 30, 2025 and March 31, 2025, there were no dilutive shares.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2025 and 2024, there were no dilutive shares.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2025 and 2024, there were no dilutive shares.

Goldcrest Capital Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Loan granted	$ 2,000,000			$ 2,500,000						$ 350,000
Annual interest rate	12.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Provision of credit losses							$ 330,037	$ 42,421
Reserve for credit losses							$ 330,037					$ 42,421
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation				1			1			1	1	1	1
Hong Kong, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation				7.7809			7.7799			7.7809	7.7809	7.7799	7.7799
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				49.10%	49.10%		13.80%	13.80%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				19.70%	19.70%	17.90%	10.60%	10.60%	16.70%
Customer Concentration Risk [Member] | Two customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							10.30%	10.30%	13.20%
Customer Concentration Risk [Member] | Two customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				14.70%	14.70%	10.60%
Customer Concentration Risk [Member] | One customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									36.20%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				12.60%	12.60%	10.40%
Borrowing [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated loss (in Dollars)				$ 35,600,000
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Other income
Vendor [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							10.00%	10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				30.20%	30.20%				14.30%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				32.60%	32.60%		26.10%	26.10%	45.70%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				14.50%	14.50%		22.60%	22.60%	10.10%
No Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	10.00%
Hong Kong, Dollars
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents												$ 500,000
Eligible deposits fails (in Dollars)							$ 500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Other income
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars)		$ 9,200,000
Issuance of common stock (in Shares) | shares			2,000,000